Related party transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Due from Related Parties	$ 2,538	$ 3,621
Related Party Transaction, Expenses from Transactions with Related Party	6,486	6,254	6,464
Interest Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 114